Exhibit 99.1

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period						May 2020
Distribution Date						06/15/20
Transaction Month						45
30/360 Days						30
Actual/360 Days						31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 12, 2016
Closing Date:		September 21, 2016

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,260,473,580.72	63,791	3.22%	59.71
Original Adj. Pool Balance:		$ 1,213,343,509.49

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 225,000,000.00	17.850%	0.70000%		September 15, 2017
Class A-2 Notes	Fixed	$ 475,000,000.00	37.684%	1.12000%		October 15, 2019
Class A-3 Notes	Fixed	$ 328,000,000.00	26.022%	1.29000%		April 15, 2021
Class A-4 Notes	Fixed	$ 94,900,000.00	7.529%	1.45000%		November 15, 2022
Class B Notes	Fixed	$ 21,840,000.00	1.733%	1.82000%		November 15, 2022
Class C Notes	Fixed	$ 32,770,000.00	2.600%	2.19000%		November 15, 2022
Class D Notes	Fixed	$ 26,710,000.00	2.119%	2.68000%		September 15, 2023
Total Securities		$ 1,204,220,000.00	95.537%

Overcollateralization		$ 9,123,509.49	0.724%
YSOA		$ 47,130,071.23	3.739%
Total Original Pool Balance		$ 1,260,473,580.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$ -	-	$ -	-	$ -
Class A-2 Notes		$ -	-	$ -	-	$ -
Class A-3 Notes		$ -	-	$ -	-	$ -
Class A-4 Notes		$ 61,012,385.84	0.6429124	$ 48,349,003.36	0.5094732	$ 12,663,382.48
Class B Notes		$ 21,840,000.00	1.0000000	$ 21,840,000.00	1.0000000	$ -
Class C Notes		$ 32,770,000.00	1.0000000	$ 32,770,000.00	1.0000000	$ -
Class D Notes		$ 26,710,000.00	1.0000000	$ 26,710,000.00	1.0000000	$ -
Total Securities		$ 142,332,385.84	0.1181947	$ 129,669,003.36	0.1076788	$ 12,663,382.48

Weighted Avg. Coupon (WAC)		3.24%		3.27%
Weighted Avg. Remaining Maturity (WARM)		20.16		19.40
Pool Receivables Balance		$ 163,914,399.31		$ 150,874,251.19
Remaining Number of Receivables		27,077		25,945

Adjusted Pool Balance		$ 160,532,538.49		$ 147,869,156.00

III. COLLECTIONS

Principal:
Principal Collections						$ 12,865,308.53
Repurchased Contract Proceeds Related to Principal						$ -
Recoveries/Liquidation Proceeds						$ 107,295.18
Total Principal Collections						$ 12,972,603.71

Interest:
Interest Collections						$ 443,751.38
Late Fees & Other Charges						$ 33,248.59
Interest on Repurchase Principal						$ -
Total Interest Collections						$ 476,999.97

Collection Account Interest						$ 911.79
Reserve Account Interest						$ 227.04
Servicer Advances						$ -

Total Collections						$ 13,450,742.51

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Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period					May 2020
Distribution Date					06/15/20
Transaction Month					45
30/360 Days					30
Actual/360 Days					31

IV. DISTRIBUTIONS

Total Collections					$ 13,450,742.51
Reserve Account Release					$ -
Reserve Account Draw					$ -
Total Available for Distribution					$ 13,450,742.51
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$ 136,595.33	$ -	$ 136,595.33	136,595.33
Collection Account Interest					$ 911.79
Late Fees & Other Charges					$ 33,248.59
Total due to Servicer					$ 170,755.71

2. Class A Noteholders Interest:
Class A-1 Notes		$ -		$ -
Class A-2 Notes		$ -		$ -
Class A-3 Notes		$ -		$ -
Class A-4 Notes		$ 73,723.30		$ 73,723.30

Total Class A interest:		$ 73,723.30		$ 73,723.30	73,723.30

3. First Priority Principal Distribution:		$ -		$ -	0.00

4. Class B Noteholders Interest:		$ 33,124.00		$ 33,124.00	33,124.00

5. Second Priority Principal Distribution:		$ -		$ -	0.00

6. Class C Noteholders Interest:		$ 59,805.25		$ 59,805.25	59,805.25

7. Third Priority Principal Distribution:		$ -		$ -	0.00

8. Class D Noteholders Interest:		$ 59,652.33		$ 59,652.33	59,652.33

Available Funds Remaining:					$ 13,053,681.92

9. Regular Principal Distribution Amount:					12,663,382.48

		Distributable Amount		Paid Amount
Class A-1 Notes				$ -
Class A-2 Notes				$ -
Class A-3 Notes				$ -
Class A-4 Notes				$ 12,663,382.48
Class A Notes Total:		$ 12,663,382.48		$ 12,663,382.48
Class B Notes Total:		$ -		$ -
Class C Notes Total:		$ -		$ -
Class D Notes Total:		$ -		$ -
Total Noteholders Principal		$ 12,663,382.48		$ 12,663,382.48

10. Required Deposit to Reserve Account					0.00

11. Trustee and Asset Representations Reviewer Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					390,299.44

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Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	May 2020
Distribution Date	06/15/20
Transaction Month	45
30/360 Days	30
Actual/360 Days	31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 3,381,860.82
Beginning Period Amount	$ 3,381,860.82
Current Period Amortization	$ 376,765.64
Ending Period Required Amount	$ 3,005,095.19
Ending Period Amount	$ 3,005,095.19
Next Distribution Date Required Amount	$ 2,654,123.58

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$ 3,033,358.77
Beginning Period Amount	$ 3,033,358.77
Current Period Release to Collection Account	$ -
Current Period Deposit	$ -
Current Period Release to Depositor	$ -
Ending Period Required Amount (0.25% of APB of cut-off date)	$ 3,033,358.77
Ending Period Amount	$ 3,033,358.77

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$ 18,200,152.64	$ 18,200,152.64	$ 18,200,152.64
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		11.34%	12.31%	12.31%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.41%	25,532	97.68%	$ 147,374,766.81
30 - 60 Days	1.16%	300	1.64%	$ 2,472,519.70
61 - 90 Days	0.32%	82	0.49%	$ 740,353.03
91-120 Days	0.12%	31	0.19%	$ 286,611.65
121 + Days	0.00%	0	0.00%	$ -
Total		25,945		$ 150,874,251.19

Delinquent Receivables 30+ Days Past Due
Current Period	1.59%	413	2.32%	$ 3,499,484.38
1st Preceding Collection Period	1.71%	462	2.47%	$ 4,047,570.04
2nd Preceding Collection Period	2.10%	590	3.06%	$ 5,409,203.04
3rd Preceding Collection Period	1.64%	473	2.30%	$ 4,383,277.21
Four-Month Average	1.76%		2.54%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.68%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)			No

Repossession in Current Period		11		$ 99,983.71
Repossession Inventory		114		$ 1,099,431.04

Current Charge-Offs
Gross Principal of Charge-Offs				$ 174,839.59
Recoveries				$ (107,295.18)
Net Loss				$ 67,544.41

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.49%

Average Pool Balance for Current Period				$ 157,394,325.25

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.51%
1st Preceding Collection Period				0.87%
2nd Preceding Collection Period				0.28%
3rd Preceding Collection Period				0.45%
Four-Month Average				0.53%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		29	3,346	$ 44,484,937.01
Recoveries		15	2,974	$ (25,234,932.48)
Net Loss				$ 19,250,004.53
Cumulative Net Loss as a % of Initial Pool Balance				1.53%

Net Loss for Receivables that have experienced a Net Loss *		21	2,485	$ 19,343,976.96
Average Net Loss for Receivables that have experienced a Net Loss				$ 7,784.30

Principal Balance of Extensions				$ 4,000,565.89
Number of Extensions				425

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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